Provisions for employee benefits (Details 3) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other comprehensive income [Member]
Remeasurements
Actuarial (gains)/losses due to changes in demographic assumptions	€ (14)	€ (4)
Actuarial (gains)/losses due to changes in financial assumptions	66	40
Experience (gains) losses	(5)	(10)
Return on plan assets	(12)	(42)
Gain (loss) on remeasurement, net defined benefit liability (asset)	35	(16)
TFR [Member]
Remeasurements
Actuarial (gains)/losses due to changes in demographic assumptions		(2)
Actuarial (gains)/losses due to changes in financial assumptions	(5)	11
Experience (gains) losses	(1)	10
Gain (loss) on remeasurement, net defined benefit liability (asset)	(6)	19
Foreign defined benefit plans [Member]
Remeasurements
Actuarial (gains)/losses due to changes in demographic assumptions	(14)	(2)
Actuarial (gains)/losses due to changes in financial assumptions	71	30
Experience (gains) losses	(3)	(6)
Return on plan assets	(12)	(42)
Gain (loss) on remeasurement, net defined benefit liability (asset)	42	(20)
FISDE and other foreign medical plans [Member]
Remeasurements
Actuarial (gains)/losses due to changes in demographic assumptions		(1)
Actuarial (gains)/losses due to changes in financial assumptions		(2)
Experience (gains) losses	(1)	(14)
Gain (loss) on remeasurement, net defined benefit liability (asset)	€ (1)	(17)
Other benefit plans [Member]
Remeasurements
Actuarial (gains)/losses due to changes in demographic assumptions		1
Actuarial (gains)/losses due to changes in financial assumptions		1
Gain (loss) on remeasurement, net defined benefit liability (asset)		€ 2